Cash and equivalents and marketable securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 6,475	$ 8,454
Gross unrealized gains	16	29
Gross unrealized losses	(6)	(2)
Fair value	6,485	8,481
Cash and equivalents	6,021	6,875
Marketable securities and short-term investments	464	1,606
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	10	3	8
Sales of held-to-maturity securities	0	0	0
Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis	104	97
Gross unrealized gains	17	27
Fair value	121	124
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	2,414	2,784
Fair value	2,414	2,784
Cash and equivalents	2,414	2,784
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	3,556	3,993
Fair value	3,556	3,993
Cash and equivalents	3,538	3,963
Marketable securities and short-term investments	18	30
Other short-term investments
Cash, Cash Equivalents and Short-term Investments
Cost basis	9	15
Fair value	9	15
Marketable securities and short-term investments	9	15
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	103	152
Gross unrealized gains	2	8
Gross unrealized losses	(1)	(1)
Fair value	104	159
Marketable securities and short-term investments	104	159
Debt securities - European government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	24
Gross unrealized gains	1
Fair value	25
Marketable securities and short-term investments	25
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	3	3
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	212	236
Gross unrealized gains	4	9
Gross unrealized losses	(1)
Fair value	215	245
Cash and equivalents	69	128
Marketable securities and short-term investments	146	117
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	154	1,271
Gross unrealized gains	9	12
Gross unrealized losses	(4)	(1)
Fair value	159	1,282
Marketable securities and short-term investments	$ 159	$ 1,282